Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial liabilities per maturity

(in thousands of euro)	December 31, 2022	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2023
State guaranteed loan Société Générale (1)	20,000	—	—	—	—	20,000
State guaranteed loan BNP Paribas (1)	8,700	—	—	—	—	8,700
State guaranteed loans - accrued interest	15	—	—	—	—	15
Lease liabilities – Building "Le Virage" (3)	1,353	—	(736)	(130)	—	487
Lease liabilities – Premises Innate Inc.	345	—	—	(50)	2	297
Lease liabilities – Laboratory equipment	287	—	—	(89)	—	198
Lease liabilities – Vehicles	33	—	48	(13)	—	70
Lease liabilities - Printers	27	—	—	(4)	—	23
Borrowing – Equipment	154	—	—	(27)	—	127
Borrowing – Building (2)	11,338	—	—	(602)	—	10,736
Total	42,252	—	(689)	(916)	2	40,658

(in thousands of euro)	December 31, 2021	Proceeds from borrowing	Proceeds from lease liabilities (non cash)	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2022
State guaranteed loan Société Générale (1)	20,000	—	50	—	—	20,050
State guaranteed loan BNP Paribas (1)	8,700	—	22	—	—	8,722
State guaranteed loans - accrued interest	—	—	—	—	—	—
Lease liabilities – Building "Le Virage"	1,875	—	—	(260)	—	1,614
Lease liabilities – Premises Innate Inc.	391	—	45	(44)	5	396
Lease liabilities – Laboratory equipment	464	—	—	(87)	—	376
Lease liabilities – Vehicles	53	—	38	(19)	—	71
Lease liabilities - Printers	35	—	—	(4)	—	31
Borrowing – Equipment	209	—	—	(27)	—	181
Borrowing – Building (2)	12,525	—	—	(591)	—	11,933
Total	44,251	—	155	(1,032)	5	43,374
(1) On January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years usable from August, 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees, with amortization of the two loans starting in 2024 over a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(2) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of June 30, 2023, the remaining capital of the loan amounted to €10,736 thousand. The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031.
This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.
(3) On March 13, 2023, the Company signed an amendment to the lease for the "Le Virage" building, reducing the surface area of the leased premises. The effective date of the lease amendment is March 15, 2023. As a result, and in accordance with IFRS 16, the impact on the consolidated balance sheet at the effective date of the lease amendment is as follows: write-off of a right of use (asset) of €0.5 million and a lease liability of €0.7 million.

Disclosure of maturity analysis for non-derivative financial liabilities	The table below shows the schedule for the contractual repayment of financial liabilities (being principal and interest payments) as of June 30, 2023:

(in thousands of euro)	Within 1 year	From 2nd to 5th year included	Over 5 years	Total

State guaranteed loan Société Générale	2,739	18,087	—	20,826
State guaranteed loan BNP Paribas	1,156	7,772	—	8,928
State guaranteed loans - accrued interest	14	—	—	14
Lease liabilities – Building "Le Virage"	255	255	—	509
Lease liabilities – Premises Innate Inc.	96	208	—	304
Lease liabilities – Laboratory equipment	167	32	—	198
Lease liabilities – Vehicles	29	44	—	71
Lease liabilities - Printers	9	13	—	22
Borrowing – Equipment	57	71	—	128
Borrowing – Building	1,427	5,706	4,517	11,649
Total financial liabilities	5,948	32,189	4,517	42,654